Fair Value Measurement - Estimated Fair Values of Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financial Assets:
Securities available for sale	$ 237,177	$ 303,628
Amortized Cost [Member]
Financial Assets:
Cash and due from banks	46,926	34,389
Interest-earning deposits	7,772	6,050
Securities available for sale	237,177	303,628
Federal Home Loan Bank stock	4,428	4,428
Loans held for sale	2,792	1,444
Loans receivable	556,349	539,264
Accounts receivable		4,576
Accrued interest receivable	4,139
Financial liabilities:
Deposits	739,406	731,308
Advances from borrowers for taxes and insurance	614	513
Advances from Federal Home Loan Bank	15,000	34,000
Repurchase agreements	45,770	57,358
Subordinated debentures	10,310	10,310
Off-balance-sheet liabilities:
Commitments to extend credit	0	0
Commercial letters of credit	0	0
Market value of interest rate swap		390
Estimated Fair Value [Member]
Financial Assets:
Cash and due from banks	46,926	34,389
Interest-earning deposits	7,772	6,050
Securities available for sale	237,177	303,628
Federal Home Loan Bank stock	4,428	4,428
Loans held for sale	2,792	1,444
Loans receivable	552,981	537,493
Accounts receivable		4,576
Accrued interest receivable	4,139
Financial liabilities:
Deposits	724,877	714,750
Advances from borrowers for taxes and insurance	614	513
Advances from Federal Home Loan Bank	14,985	34,217
Repurchase agreements	45,931	57,688
Subordinated debentures	10,099	10,099
Off-balance-sheet liabilities:
Commitments to extend credit	0	0
Commercial letters of credit	0	0
Market value of interest rate swap		390
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Financial Assets:
Cash and due from banks	46,926	34,389
Interest-earning deposits	7,772	6,050
Securities available for sale	2,000	3,980
Off-balance-sheet liabilities:
Commitments to extend credit	0	0
Commercial letters of credit	0	0
Significant Other Observable Inputs (Level 2) [Member]
Financial Assets:
Securities available for sale	233,312	298,159
Federal Home Loan Bank stock	4,428	4,428
Loans held for sale	2,792	1,444
Accounts receivable		4,576
Accrued interest receivable	4,139
Financial liabilities:
Deposits	724,877	714,750
Advances from borrowers for taxes and insurance	614	513
Advances from Federal Home Loan Bank	14,985	34,217
Repurchase agreements	45,931	57,688
Off-balance-sheet liabilities:
Commitments to extend credit	0	0
Commercial letters of credit	0	0
Market value of interest rate swap		390
Significant Unobservable Inputs (Level 3) [Member]
Financial Assets:
Securities available for sale	1,865	1,489
Loans receivable	552,981	537,493
Financial liabilities:
Subordinated debentures	10,099	10,099
Off-balance-sheet liabilities:
Commitments to extend credit	0	0
Commercial letters of credit	$ 0	$ 0